Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 132,925		$ 127,632		$ 135,992
Restricted cash	10,056		6,558		5,386
Investments in available-for-sale securities	227		238		0
Loan receivable from affiliate companies	34,635		30,112		23,008
Long-term receivable from affiliate companies			0		11,105
Senior and ship mortgage notes	(1,112,673)		(1,181,838)		(974,170)
Capital lease obligations, including current portion			0		(17,617)
Long-term debt, including current portion	(335,301)		(389,332)		(308,080)
Loan payable to affiliate company			0		(51,240)
Long-term payable to affiliate companies	(86,005)		(76,872)		(6,399)
Scenario, Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior and ship mortgage notes			(1,181,838)
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	132,925		127,632		135,992
Restricted cash	10,056		6,558		5,386
Loan receivable from affiliate companies	34,635	[1]	30,112	[1]	23,008
Long-term receivable from affiliate companies					11,105
Senior and ship mortgage notes	(1,112,673)		(1,181,383)		(974,170)
Capital lease obligations, including current portion					(17,617)
Long-term debt, including current portion	(335,301)	[2]	(389,332)	[2]	(308,080)
Loan payable to affiliate company					(51,240)
Long-term payable to affiliate companies	(86,005)	[1]	(76,872)	[1]	(6,399)
Fair Value, Measurements, Nonrecurring | Scenario, Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior and ship mortgage notes			(1,181,838)
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	132,925		127,632		135,992
Restricted cash	10,056		6,558		5,386
Senior and ship mortgage notes	(1,112,673)		(1,181,838)		(974,170)
(Level I) | Fair Value, Measurements, Nonrecurring | Scenario, Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Senior and ship mortgage notes			(1,181,838)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	34,635	[1]	30,112	[1]	23,008
Long-term receivable from affiliate companies					11,105
Capital lease obligations, including current portion					(17,617)
Long-term debt, including current portion	(335,301)	[2]	(389,332)	[2]	(308,080)
Loan payable to affiliate company					(51,240)
Long-term payable to affiliate companies	$ (86,005)	[1]	$ (76,872)	[1]	$ (6,399)

[1]	The fair value of the Company’s loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.